Analysis of performance by segment - Segment results (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income and expenditure:
Interest payable on core structural borrowings	$ (337)	$ (516)	$ (547)
Adjusted operating profit	5,507	5,310	4,409
Short-term fluctuations in investment returns on shareholder-backed business	(4,841)	(3,203)	(791)
Amortisation of acquisition accounting adjustments	(39)	(43)	(61)
Gain (loss) attaching to corporate transactions	1,521	(142)	(107)
Profit before tax attributable to shareholders' returns	2,148	1,922	3,450
Tax credit (charge) attributable to shareholders' returns	37	31	(569)
Profit from continuing operations	2,185	1,953	2,881
Loss for the year from discontinued operations		(1,161)	1,142
Profit for the year	2,185	792	4,023
Attributable to:
Equity holders of the Company From continuing operations	2,118	1,944	2,877
Equity holders of the Company From discontinued operations		(1,161)	1,142
Non-controlling interests from continuing operations	67	9	4
Profit for the year	$ 2,185	$ 792	$ 4,023
Basic earnings per share
Based on adjusted operating profit, net of tax, from continuing operations	$ 1.755	$ 1.750	$ 1.452
Profit for the year from continuing operations (in USD per share)	$ 0.816	0.751	1.117
Based on profit for the period from discontinued operations		$ (0.448)	$ 0.443
US
Other income and expenditure:
Restructuring and IFRS 17 implementation costs	$ (46)	$ (7)	$ (29)
Operating segments
Other income and expenditure:
Interest payable on core structural borrowings	(21)	(20)	(20)
Adjusted operating profit	6,463	6,346	5,451
Short-term fluctuations in investment returns on shareholder-backed business	(4,869)	(3,100)	(818)
Amortisation of acquisition accounting adjustments	(39)	(43)	(61)
Gain (loss) attaching to corporate transactions	1,551	265	(66)
Profit before tax attributable to shareholders' returns	3,106	3,468	4,506
Tax credit (charge) attributable to shareholders' returns	29	(123)	(709)
Profit from continuing operations	3,135	3,345	3,797
Operating segments | Asia
Other income and expenditure:
Adjusted operating profit	3,667	3,276	2,888
Short-term fluctuations in investment returns on shareholder-backed business	(607)	657	(684)
Amortisation of acquisition accounting adjustments	(5)	(5)	(5)
Gain (loss) attaching to corporate transactions	765	265	(15)
Profit before tax attributable to shareholders' returns	3,820	4,193	2,184
Tax credit (charge) attributable to shareholders' returns	(438)	(468)	(369)
Profit from continuing operations	3,382	3,725	1,815
Operating segments | Asia insurance operations
Other income and expenditure:
Adjusted operating profit	3,384	2,993	2,646
Operating segments | Asia asset management
Other income and expenditure:
Adjusted operating profit	283	283	242
Operating segments | US
Other income and expenditure:
Interest payable on core structural borrowings	(21)	(20)	(20)
Adjusted operating profit	2,796	3,070	2,563
Short-term fluctuations in investment returns on shareholder-backed business	(4,262)	(3,757)	(134)
Amortisation of acquisition accounting adjustments	(34)	(38)	(56)
Gain (loss) attaching to corporate transactions	786		(51)
Profit before tax attributable to shareholders' returns	(714)	(725)	2,322
Tax credit (charge) attributable to shareholders' returns	467	345	(340)
Profit from continuing operations	(247)	(380)	1,982
Operating segments | US insurance operations
Other income and expenditure:
Adjusted operating profit	2,787	3,038	2,552
Operating segments | US asset management
Other income and expenditure:
Adjusted operating profit	9	32	11
Material reconciling items
Other income and expenditure:
Investment return and other income	6	50	70
Interest payable on core structural borrowings	(337)	(516)	(547)
Corporate expenditure	(417)	(460)	(490)
Total other income and expenditure	(748)	(926)	(967)
Restructuring and IFRS 17 implementation costs	$ (208)	$ (110)	$ (75)